INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2025	Dec. 31, 2024
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	200,000,000	200,000,000
Common stock, shares issued	14,367,539	14,047,539
Common stock, shares outstanding	14,367,539	14,047,539
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000
Series A Preferred Stock [Member]
Preferred stock, shares authorized	2,000,000	2,000,000
Preferred stock, shares issued	80,000	80,000
Preferred stock, shares outstanding	80,000	80,000